ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I FINANCIAL INFORMATION OF PARENT COMPANY	12 Months Ended
Dec. 31, 2017
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I FINANCIAL INFORMATION OF PARENT COMPANY
AIRMEDIA GROUP INC.

ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I
FINANCIAL INFORMATION OF PARENT COMPANY
BALANCE SHEETS
(In U.S. dollars in thousands, except share and per share data)

	As of December 31,
	2016	2017
Assets
Current assets
Cash and cash equivalents	$139	$89
Amount due from subsidiaries	178,083	145,850
Other current assets	3,825	1,919

Total current assets	182,047	147,858

Non-current assets
Investment in subsidiaries	86,896	-

TOTAL ASSETS	268,943	147,858

Liabilities
Current liabilities
Accrued expenses and other current liabilities	206	209

Total liabilities	206	209

Equity
Ordinary Shares ($0.001 par value; 900,000,000 shares authorized in 2016 and 2017; 127,662,057 shares and 127,662,057 shares issued as of December 31, 2016 and 2017; 125,629,779 shares and 125,629,779 shares outstanding as of December 31, 2016 and 2017, respectively)	128	128
Additional paid-in capital	287,094	286,739
Treasury stock (2,032,278 and 2,032,278 shares as of December 31, 2016 and 2017, respectively)	(2,351)	(2,351)
Accumulated deficits	(15,842)	(172,318)
Accumulated other comprehensive (loss) income	(292)	35,451

Total equity	268,737	147,649

TOTAL LIABILITIES AND EQUITY	$268,943	$147,858

AIRMEDIA GROUP INC.

ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I
FINANCIAL INFORMATION OF PARENT COMPANY
STATEMENTS OF OPERATIONS
(In U.S. dollars in thousands)

	For the years ended December 31,
	2015	2016	2017
Operating expenses
Selling and marketing	$-	$(8)	$-
General and administrative	(2,070)	(2,356)	(468)

Total operating expenses	(2,070)	(2,364)	(468)
Other income (loss), net	-	548	(5)
Investment income (loss) in subsidiaries	151,717	(63,809)	(156,003)

Net income (loss) attributable to holders of ordinary shares	$149,647	$(65,625)	$(156,476)

AIRMEDIA GROUP INC.

ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I
FINANCIAL INFORMATION OF PARENT COMPANY
STATEMENTS OF COMPREHENSIVE (LOSS) INCOME
(In U.S. dollars in thousands)

	For the years ended December 31,
	2015	2016	2017

Net income (loss)	$149,647	$(65,625)	$(156,476)
Other comprehensive (loss) income, net of tax:
Change in cumulative foreign currency translation adjustment	(10,887)	(23,220)	35,743

Comprehensive income (loss) attributable to Parent Company	$138,760	$(88,845)	$(120,733)

AIRMEDIA GROUP INC.

ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I
FINANCIAL INFORMATION OF PARENT COMPANY
STATEMENTS OF CHANGES IN EQUITY
(In U.S. dollars in thousands, except share and per share data)

						Accumulated
			Additional		(Accumulated deficits)	other
	Ordinary shares		paid-in	Treasury	retained	comprehensive	Total
	Shares	Amount	capital	stock	earnings	Income (loss)	equity
Balance as of January 1, 2015	119,942,413	$128	$323,167	$(9,236)	$(99,138)	$33,815	$248,736

Ordinary shares issued for share based compensation	4,453,232	-		5,458	(663)	-	4,825
Share-based compensation	-	-	598	-	-	-	598
Foreign currency translation adjustment	-	-	-	-	-	(10,887)	(10,887)
Net income	-	-	-	-	149,647	-	149,647
Capital contribution from non-controlling interests	-	-	271	-	-	-	271
Capital contribution to Guangzhou Meizheng	-	-	(459)	-	-	-	(459)
Acquisition of non-controlling interests	-	-	(6,163)	-	-	-	(6,163)

Balance as of December 31, 2015	124,395,645	$128	317,414	(3,778)	49,876	22,928	386,568

Stock option exercised	1,234,134	-	-	1,427	(93)	-	1,334
Share-based compensation	-	-	773	-	-	-	773
Foreign currency translation adjustment	-	-	-	-	-	(23,220)	(23,220)
Net (loss)	-	-	-	-	(65,625)	-	(65,625)
Acquisition of equity interests from non-controlling shareholders	-	-	(34,570)	-	-	-	(34,570)
Capital contribution from non-controlling interests	-	-	3,477	-	-	-	3,477

Balance as of December 31, 2016	125,629,779	$128	$287,094	$(2,351)	$(15,842)	$(292)	$268,737

Share-based compensation	-	-	343	-	-	-	343
Foreign currency translation adjustment	-	-	-	-	-	35,743	35,743
Net (loss)	-	-	-	-	(156,476)	-	(156,476)
Acquisition of equity interests from non-controlling interests	-	-	(1,414)	-	-	-	(1,414)
Capital contribution from non-controlling interests	-	-	716	-	-	-	716

Balance as of December 31, 2017	125,629,779	$128	$286,739	$(2,351)	$(172,318)	$35,451	$147,649

AIRMEDIA GROUP INC.

ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I
FINANCIAL INFORMATION OF PARENT COMPANY
STATEMENTS OF CASH FLOWS
(In U.S. dollars in thousands)

	For the years ended December 31,
	2015	2016	2017
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$149,647	$(65,625)	$(156,476)
Investment loss (income) in subsidiaries	(151,717)	63,809	156,003
Share-based compensation	598	773	343

CHANGES IN WORKING CAPITAL ACCOUNTS
Other current assets	(813)	(2,456)	1,907
Accrued expenses and other current liabilities	169	(47)	3
Amount due to subsidiaries	(3,135)	483	(2,024)
Amount due from subsidiaries	(1,272)	1,536	194

Net cash (used in) operating activities	(6,523)	(1,527)	(50)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from exercises of stock options	4,826	1,334	-

Net cash provided by financing activities	4,826	1,334	-

Net increase (decrease) in cash	(1,697)	(193)	(50)
Cash, at beginning of year	2,029	332	139

Cash, at end of year	$332	$139	$89

AIRMEDIA GROUP INC.

NOTES TO ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I
FINANCIAL INFORMATION OF PARENT COMPANY
(In U.S. dollars in thousands)

Notes:

1.	BASIS FOR PREPARATION

The condensed financial information of the parent company, AirMedia Group Inc., only has been prepared using the same accounting policies as set out in the Group's consolidated financial statements except that the parent company has used equity method to account for its investment in its subsidiaries.

2.	INVESTMENTS IN SUBSIDIARIES AND VARIABLE INTEREST ENTITIES

The Company, its subsidiaries, its VIEs and VIEs' subsidiaries are included in the consolidated financial statements where the inter-company balances and transactions are eliminated upon consolidation. For the purpose of the Company's stand-alone financial statements, its investments in subsidiaries, VIEs and VIEs' subsidiaries are reported using the equity method of accounting. The Company's share of income and losses from its subsidiaries, VIEs and VIEs' subsidiaries is reported as earnings from subsidiaries, VIEs and VIEs' subsidiaries in the accompanying condensed financial information of parent company.

3.	INCOME TAXES

The Company is a tax exempted company incorporated in the Cayman Islands.